Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Strive 500 ETF | Strive 500 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.01%	25.14%	27.52%
Strive Emerging Markets Ex-China ETF | Strive Emerging Markets Ex-China ETF Class
Prospectus [Line Items]
Annual Return [Percent]	34.02%	3.30%
Strive U.S. Energy ETF | Strive U.S. Energy ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.92%	(0.12%)	(1.76%)
Strive U.S. Semiconductor ETF | Strive U.S. Semiconductor ETF Class
Prospectus [Line Items]
Annual Return [Percent]	49.83%	16.71%	61.70%
Strive Natural Resources and Security ETF | Strive Natural Resources and Security ETF Class
Prospectus [Line Items]
Annual Return [Percent]	42.08%	15.36%
Strive 1000 Growth ETF | Strive 1000 Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.71%	28.59%	35.86%
Strive 1000 Value ETF | Strive 1000 Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.25%	13.32%	9.21%
Strive Small-Cap ETF | Strive Small-Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.97%	9.50%	19.97%
Strive 1000 Dividend Growth ETF | Strive 1000 Dividend Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	14.67%	14.62%	14.94%
Strive Total Return Bond ETF | Strive Total Return Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.74%	1.81%
Strive Enhanced Income Short Maturity ETF | Strive Enhanced Income Short Maturity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.97%	6.09%